Form N-1A Cover	Mar. 12, 2026
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	AIM INVESTMENT FUNDS (INVESCO INVESTMENT FUNDS)
Entity Central Index Key	0000826644
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 12, 2026
Prospectus Date	Feb. 26, 2026